Long Term Deposits and Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of long term deposits and other assets
	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Rent deposits	392	572	88
Advertising deposits	2,369	810	124
Long term deposits and other assets	2,761	1,382	212